CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	2,500,000,000
Ordinary shares, issued	1,653,101,002	1,605,658,111
Treasury shares, par value	$ 0.01	$ 0.01
Treasury shares, shares	10,552,328	8,409,186